RELATED PARTY BALANCES AND TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2023
Statement [Line Items]
Schedule of Related Party Balances and Transactions
	December 31	December 31
Receivable from related party	2023	2022
Hunter Dickinson Services Inc. (“HDSI”) (b)	$17	$–
Total	$17	$–
	December 31	December 31
Payables to related parties	2023	2022
Key management personnel (“KMP”) (a)	$34	$35
Hunter Dickinson Services Inc. (b)	253	202
Total	$287	$237

Key Management Personnel
Statement [Line Items]
Schedule of Outstanding Balances
Transactions	2023	2022
Services rendered by HDSI:
Technical [1]
Engineering	$363	$372
Environmental	321	508
Other technical services	125	44
	809	924
General and administrative
Management, consulting, corporate communications, secretarial, financial and administration	2,450	2,223
Shareholder communication	695	727
	3,145	2,950

Total for services rendered	3,954	3,874

Reimbursement (refund) of third-party expenses
Conferences and travel	246	124
Insurance	87	48
Office supplies and information technology [2]	575	532
Total reimbursed	908	704

Total	$4,862	$4,578

Schedule of Total compensation
Transaction	2023	2022
Compensation
Amounts paid and payable to HDSI for services of KMP employed by HDSI [1]	$2,441	$2,499
Amounts paid and payable to KMP [2]	1,768	1,913
	4,209	4,412
Share-based compensation [3]	661	1,441
Total compensation	$4,870	$5,853